Significant Accounting Policies (Tables)	12 Months Ended
Jul. 31, 2012
Significant Accounting Policies
Schedule of useful lives of property and equipment for the purpose of computing depreciation

Computers and Equipment	3 to 5 years
Computer Software	1 to 3 years
Leasehold Improvements	1 year